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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-04250

                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 7/1/09-6/30/10*

* The following Acquired Funds, each a series of the registrant, merged into Seligman National Municipal Class, a series of Seligman Municipal Fund Series, Inc. on July 10, 2009. Therefore, the voting record for each Acquired Fund is for proxies voted during the period with a record date prior to July 10, 2009.

     ACQUIRED FUND
     Seligman Florida Municipal Series
     Seligman North Carolina Municipal Series
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04250
Reporting Period: 07/01/2009 - 06/30/2010
Seligman Municipal Series Trust









=============== Seligman California Municipal High-Yield Series ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Seligman California Municipal Quality Series =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Seligman Florida Municipal Series =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== Seligman North Carolina Municipal Series ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Seligman Municipal Series Trust


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.